Financial Instruments and Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Debt Securities
The following is a summary of our investments at their cost or amortized cost for the periods ended September 30, 2021 and December 31, 2020 (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
Corporate bonds and commercial paper	$25,082	$—
U.S. Treasury securities	24,668	—

Total investments	$49,750	$—

The following table presents the contractual maturities of our debt investments as of September 30, 2021 (in thousands):

	Amortized Cost	Fair Value
Due in one year or less	$29,315	$29,317
Due after one year through five years	20,435	20,485

	$49,750	$49,802

Fair Value, by Balance Sheet Grouping
The following table summarizes our financial assets measured at fair value on a recurring basis (in thousands):

	September 30, 2021
		Fair Value Measurements at Reporting Date Using
	Total	Level 1	Level 2
Cash and cash equivalents	$75,191	$75,191	$—
Corporate bonds and commercial paper	25,085	—	25,085
U.S. Treasury securities	24,717	24,717	—

Total cash, cash equivalents and investments	$124,993	$99,908	$25,085

	December 31, 2020
		Fair Value Measurements at Reporting Date Using
	Total	Level 1	Level 2
Cash and cash equivalents	$19,228	$19,228	$—

Total cash and cash equivalents	$19,228	$19,228	$—

The financial liabilities subject to fair value measurement on a recurring basis, were as follows (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
Financial Liabilities
3.00% – 2020 Convertible Notes	$—	$32,106
8.00% – 2020 Convertible Notes	—	14,789
2020 Term Facility Loan	—	25,049
Private Placement Warrants	13,789	—

Total financial liabilities	$13,789	$71,944

Our financial assets as of December 31, 2020 and 2019 are considered Level 1 in the fair value hierarchy and measured at fair value as follows:

	December 31,
	2020	2019
Assets
Money market funds	$11,516	$12,343
All of our financial liabilities as of December 31, 2020, and 2019, are considered Level 3 in the fair value hierarchy, where inputs to the valuation techniques used to measure fair value were considered unobservable.
The fair value of our liabilities are as follows (in thousands):

	December 31,
	2020	2019
Liabilities
3.0% – 2020 Convertible Notes	$32,106	—
8.00% – 2020 Convertible Notes	14,789	—
2020 Term Facility Loan	25,049	—
2017 Term Loan	—	1,952
Total financial liabilities	$71,944	$1,952

Fair Value Measurement Inputs and Valuation Techniques

Fair Value per share of Ordinary Shares	$20.28
Risk-free interest rate	0.08% - 0.10%
Expected volatility	55%
Expected term, in years	0.14 - 4.19
Discount yield	48.4%
Conversion price discount	25% - 40%

Fair Value per share of Ordinary Shares	$20.28
Risk-free interest rate	0.08% - 0.52%
Expected volatility	55%
Expected term, in years	0.14 - 6.14
Discount yield	35%
Conversion price discount	25% - 40%

Fair Value per share of Ordinary Shares	$20.28
Risk-free interest rate	0.21%
Expected volatility	55%
Expected term, in years	0.14 - 4.13
Discount yield	35%

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis
For the three and nine months ended September 30, 2021, we recorded a loss of $1.9 million and $6.0 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 3.00% Convertible Notes, as follows (in thousands):

Fair value at December 31, 2020	$32,106
Plus: Loss from change in fair value	$5,986
Less: Fair value adjustment extinguished upon conversion of debt	$(38,092)

Fair value at September 30, 2021	$—

For the three and nine months ended September 30, 2021, we recorded a loss of $13.9 million and $16.1 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 8.00% Convertible Notes, as follows (in thousands):

Fair value at December 31, 2020	$14,789
Plus: Loss from change in fair value	$16,108
Less: Fair value adjustment extinguished upon conversion of debt	$(30,897)

Fair value at September 30, 2021	$—

For the three and nine months ended September 30, 2021, we recorded a loss of $0.2 million and $15.1 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 2020 Term Facility Loans, as follows (in thousands):

Fair value at December 31, 2020	$25,049
Plus: Loss from change in fair value	$15,134
Less: Fair value adjustment extinguished upon conversion of the thirty percent (30%) balance	$(13,003)

Fair value at August 11, 2021	$27,180

For the three and nine months ended September 30, 2021, we recorded a loss of $1.4 million and $2.3 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 5.00% – $50.0 Million Convertible Notes, as follows (in thousands):

Fair value at January 11, 2021	$10,274
Plus: Loss from change in fair value	$2,310
Less: Fair value adjustment extinguished upon conversion of debt	$(12,584)

Fair value at September 30, 2021	$—

For the three and nine months ended September 30, 2021, we recorded an adjustment of $(0.5) million and $5.0 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 5.00% – $25.0 Million Convertible Notes, as follows (in thousands):

Fair value at December 31, 2020	$37,592
Plus: Loss from change in fair value	$4,977
Less: Fair value adjustment extinguished upon conversion of debt	$(42,569)

Fair value at September 30, 2021	$—

For the three and nine months ended September 30, 2021, we recorded an adjustment of $(2.6) million and $5.9 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 5.00% – $30.0 Million Convertible Notes, as follows (in thousands):

Fair value at January 11, 2021	$38,403
Plus: Loss from change in fair value	$5,855
Less: Fair value adjustment extinguished upon conversion of debt	$(44,258)

Fair value at September 30, 2021	$—

The following table presents the changes in the fair value of the Private Placement Warrants (in thousands):

Initial measurement, August 11, 2021	$14,304
Mark-to-market adjustment	$(515)

Private Placement Warrants balance, September 30, 2021	$13,789

For the year ended December 31, 2020, we recorded a $10.8 million loss from change in fair value of debt in connection with the initial issuance and subsequent fair value remeasurement of the 3.0% Convertible Notes, as follows (in thousands):

Fair value at March 9, 2020	$21,281
Plus: Loss from change in fair value	10,825

Fair value at December 31, 2020	$32,106

For the year ended December 31, 2020, we recorded a $4.4 million loss from change in fair value of debt in connection with the initial issuance and subsequent fair value remeasurement of the 8.0% Convertible Notes, as follows (in thousands):

Fair value at February 19, 2020	$10,415
Plus: Loss from change in fair value	4,374

Fair value at December 31, 2020	$14,789

For the year ended December 31, 2020, we recorded a $1.7 million loss from change in fair value of debt in connection with the initial issuance and subsequent fair value remeasurement of 2020 Term Facility Loan, as follows (in thousands):

Fair value at September 29, 2020	$23,320
Plus: Loss from change in fair value	1,729

Fair value at December 31, 2020	$25,049